Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 552,129	₨ 755,324
Total		552,129	755,324
Non-current	$ 292	21,346	800
Current	$ 7,257	₨ 530,783	₨ 754,524